Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Transactions with Related Parties [Abstract]
Schedule of Transactions with Shareholder	Movement in shareholder’s account represent net of contributions by the shareholder and distributions to shareholder.
	2023	2022

Transactions in shareholder’s account:
Repayments on behalf of the shareholder	Nil	(626,029)

Changes in shareholders’ account is as follows:
As at January 1	70,391,787	71,017,816
Net movements during the year	Nil	(626,029)
As at December 31	70,391,787	70,391,787

Schedule of Transactions with Other Related Parties	Transactions with other related parties
	2023	2022

Key management personnel remuneration	1,007,761	1,229,114
End of service benefits expense for key management	202,295	61,862

Schedule of Related Party Balances	Related party balances as at the year-end are classified as under:
Related Party	Classification	2023	2022

Shareholder	Shareholder’s account (Equity)	70,391,787	70,391,787
BPGIC Holdings Limited	Due from related parties (shareholder)	210,322	34,136
HBS Investments LP	Due from related parties (shareholder)	11,430	10,381
H Capital International LP	Due from related parties (shareholder)	11,043	9,983
O2 Investments Limited as GP	Due from related parties (shareholder)	10,851	9,272
SBD International LP	Due from related parties (shareholder)	51,067	50,014
SD Holding Limited as GP	Due from related parties (shareholder)	22,118	21,842
Gyan Investments Ltd	Due from related parties (shareholder)	10,606	9,010
End of service benefits for key management personnel	Employees’ end of service benefits	46,234	42,204
Salary payables for key management personnel	Trade and accounts payables	150,814	Nil
Brooge International Advisory LLC	Other payable (other related parties)	130,000,000	74,253,965